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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ X ]; Amendment Number: 1

    This Amendment (Check only one.):

    is a restatement.                       [   ]

    adds new holdings entries.              [ X ]

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON SEPTEMBER 30, 1999 BECAUSE SUCH HOLDINGS WERE DISCLOSED IN THE REPORTING MANAGER'S FORM 13F FOR THE QUARTER ENDED JUNE 30, 1999.

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



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Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer       New York, New York     October 8, 1999
  _________________________  ___________________   ________________
    [Signature]                 [City, State]          [Date]


Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-



















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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $30,771
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer























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
                                                   Form 13F INFORMATION TABLE

                                                                                                      COLUMN
    COLUMN 1            COLUMN 2    COLUMN 3      COLUMN 4             COLUMN 5          COLUMN 6       7          COLUMN 8
--------------------  ------------  ---------  -------------  -------------------------  -----------  ---  ----------------------
                        TITLE                  VALUE          SHRS OR      SH/   PUT/    INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER          OF CLASS  CUSIP        (X$1000)       PRN AMT      PRN   CALL    DISCRETION   MGRS SOLE   SHARED     NONE
-------------------     --------- ---------    ------------   -----------  ----  ----    -----------  ---- ------ ------     ----
Scana Corp              Common    805898103      7,920,275      365,200                 Shared-Other  1            365,200
Unicom Corp.            Common    904911104     22,851,563      625,000                 Shared-Other  1            625,000

TOTAL                                           30,771,838
                                               ===========




































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